SHORT-TERM BORROWINGS - Due to third party (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to third party	$ 33,019	¥ 215,699	¥ 200,000
Interest 15% annual interest, due on June 23, 2021
Short-term Debt [Line Items]
Total short-term borrowings due to third party	$ 33,019	¥ 215,699	¥ 200,000